Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Policy charges	$ 2,065		$ 1,849		$ 1,670
Premiums	831		724		635
Net investment income	1,900		1,849		1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses	(1,051)	[1]	783	[1]	427	[1]
Other revenues	(16)	[2]	(88)	[2]	(101)	[2]
Total revenues	3,729		5,117		4,456
Benefits and expenses:
Interest credited to policyholder accounts	1,096		1,067		1,038
Benefits and claims	1,502		1,354		1,227
Amortization of DAC	207		374		575
Other expenses, net of deferrals	1,055		981		917
Total benefits and expenses	3,860		3,776		3,757
Income before federal income taxes and noncontrolling interests	(131)		1,341		699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	1,051	[1]	(783)	[1]	(427)	[1]
Less: net loss attributable to noncontrolling interest	94		82		61
Total assets	143,524		133,445		120,170
Individual Products and Solutions - Annuity [Member]
Revenues:
Policy charges	1,175		1,021		899
Premiums	518		416		334
Net investment income	546		546		551
Other revenues	(38)	[2]	(109)	[2]	(124)	[2]
Total revenues	2,201		1,874		1,660
Benefits and expenses:
Interest credited to policyholder accounts	370		377		375
Benefits and claims	828		694		613
Amortization of DAC	120		185		185
Other expenses, net of deferrals	300		295		266
Total benefits and expenses	1,618		1,551		1,439
Income before federal income taxes and noncontrolling interests	583		323		221
Pre-tax operating earnings (loss)	583		323		221
Total assets	72,429		68,805		58,707
Retirement Plans [Member]
Revenues:
Policy charges	107		101		94
Net investment income	750		743		736
Total revenues	857		844		830
Benefits and expenses:
Interest credited to policyholder accounts	482		473		457
Amortization of DAC	(28)		(2)		14
Other expenses, net of deferrals	153		151		164
Total benefits and expenses	607		622		635
Income before federal income taxes and noncontrolling interests	250		222		195
Pre-tax operating earnings (loss)	250		222		195
Total assets	30,744		29,904		27,842
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Policy charges	783		727		677
Premiums	284		282		274
Net investment income	565		544		534
Other revenues	12	[2]	6	[2]
Total revenues	1,644		1,559		1,485
Benefits and expenses:
Interest credited to policyholder accounts	231		213		199
Benefits and claims	644		636		588
Amortization of DAC	122		125		150
Other expenses, net of deferrals	348		347		307
Total benefits and expenses	1,345		1,321		1,244
Income before federal income taxes and noncontrolling interests	299		238		241
Pre-tax operating earnings (loss)	299		238		241
Total assets	29,322		27,183		25,301
Corporate and Other [Member]
Revenues:
Premiums	29		26		27
Net investment income	39		16		4
Non-operating net realized investment gains, including of other-than-temporary impairment losses	(1,051)	[1]	783	[1]	427	[1]
Other revenues	10	[2]	15	[2]	23	[2]
Total revenues	(973)		840		481
Benefits and expenses:
Interest credited to policyholder accounts	13		4		7
Benefits and claims	30		24		26
Amortization of DAC	(7)		66		226
Other expenses, net of deferrals	254		188		180
Total benefits and expenses	290		282		439
Income before federal income taxes and noncontrolling interests	(1,263)		558		42
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	1,051	[1]	(783)	[1]	(427)	[1]
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	(11)		70		243
Less: net loss attributable to noncontrolling interest	94		82		61
Pre-tax operating earnings (loss)	(129)		(73)		(81)
Total assets	$ 11,029		$ 7,553		$ 8,320

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.